UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,005.80	$ 6.80**
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84**
Class T
Actual	$ 1,000.00	$ 1,004.70	$ 8.05**
HypotheticalA	$ 1,000.00	$ 1,016.90	$ 8.10**
Class B
Actual	$ 1,000.00	$ 1,002.40	$ 10.58**
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,002.40	$ 10.58**
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65**
Institutional Class
Actual	$ 1,000.00	$ 1,006.90	$ 5.60**
HypotheticalA	$ 1,000.00	$ 1,019.35	$ 5.64**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.61%**
Class B	2.12%**
Class C	2.12%**
Institutional Class	1.12%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.30%
Actual		$ 6.50
HypotheticalA		$ 6.54
Class T	1.55%
Actual		$ 7.75
HypotheticalA		$ 7.80
Class B	2.05%
Actual		$ 10.24
HypotheticalA		$ 10.30
Class C	2.05%
Actual		$ 10.24
HypotheticalA		$ 10.30
Institutional Class	1.05%
Actual		$ 5.25
HypotheticalA		$ 5.29

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	5.5	3.4
Microchip Technology, Inc.	2.0	1.7
Juniper Networks, Inc.	1.9	2.3
Sepracor, Inc.	1.7	1.1
Biogen Idec, Inc.	1.7	3.3
Anthem, Inc.	1.5	0.2
eBay, Inc.	1.4	0.6
Baker Hughes, Inc.	1.4	1.2
Yahoo!, Inc.	1.3	0.9
Adobe Systems, Inc.	1.1	0.9
	19.5
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	29.2	32.3
Information Technology	26.9	26.4
Consumer Discretionary	17.1	15.3
Energy	7.3	5.3
Industrials	6.8	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 98.0%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	6.2%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.1%
Gentex Corp.	1,600	$ 28,608
Diversified Consumer Services - 1.1%
Career Education Corp. (a)	2,300	79,741
Education Management Corp. (a)	1,838	59,643
H&R Block, Inc.	2,690	134,285
Weight Watchers International, Inc. (a)	3,110	151,302
		424,971
Hotels, Restaurants & Leisure - 5.0%
Brinker International, Inc. (a)	3,580	134,680
Carnival Corp. unit	3,100	163,990
Harrah's Entertainment, Inc.	1,260	90,481
Hilton Hotels Corp.	7,100	172,033
Marriott International, Inc. Class A	2,090	141,159
Outback Steakhouse, Inc.	1,900	84,075
Penn National Gaming, Inc. (a)	3,800	123,766
Station Casinos, Inc.	3,700	240,870
Sunterra Corp. (a)	1,500	23,400
The Cheesecake Factory, Inc. (a)	2,620	92,512
Wendy's International, Inc.	2,700	121,851
Wynn Resorts Ltd. (a)	2,900	135,865
Yum! Brands, Inc.	8,780	450,326
		1,975,008
Household Durables - 1.9%
Black & Decker Corp.	1,910	166,781
Fortune Brands, Inc.	4,200	363,300
Harman International Industries, Inc.	2,020	167,377
Mohawk Industries, Inc. (a)	880	73,410
		770,868
Internet & Catalog Retail - 1.4%
eBay, Inc. (a)	14,500	551,145
Leisure Equipment & Products - 0.4%
Brunswick Corp.	2,000	86,080
Polaris Industries, Inc.	1,000	52,470
		138,550
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A (a)	1,400	35,812
E.W. Scripps Co. Class A	4,700	240,170
Getty Images, Inc. (a)	1,780	133,215
Lamar Advertising Co. Class A (a)	1,110	46,420
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	1,582	$ 101,691
Pixar (a)	3,340	176,118
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,534
Radio One, Inc. Class D (non-vtg.) (a)	1,000	12,600
XM Satellite Radio Holdings, Inc. Class A (a)	4,800	154,128
		902,688
Multiline Retail - 0.7%
Federated Department Stores, Inc.	600	40,470
Nordstrom, Inc.	4,000	244,160
		284,630
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	2,600	149,058
Bed Bath & Beyond, Inc. (a)	3,400	138,210
Chico's FAS, Inc. (a)	9,740	333,205
Foot Locker, Inc.	1,000	26,410
Hot Topic, Inc. (a)	655	14,063
Kirkland's, Inc. (a)	1,200	10,668
PETsMART, Inc.	6,760	214,765
Pier 1 Imports, Inc.	500	8,395
Ross Stores, Inc.	11,680	329,142
Williams-Sonoma, Inc. (a)	2,470	97,145
		1,321,061
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	12,560	364,742
TOTAL CONSUMER DISCRETIONARY		6,762,271
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
CVS Corp.	2,900	159,065
Whole Foods Market, Inc.	1,410	167,762
		326,827
Food Products - 0.9%
Bunge Ltd.	600	37,224
Hershey Co.	3,580	229,872
McCormick & Co., Inc. (non-vtg.)	2,100	71,064
		338,160
TOTAL CONSUMER STAPLES		664,987
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 7.3%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	11,900	$ 549,661
BJ Services Co.	200	10,070
Cooper Cameron Corp. (a)	4,300	254,173
ENSCO International, Inc.	2,510	83,583
Halliburton Co.	900	38,466
Nabors Industries Ltd. (a)	1,260	69,439
Noble Corp.	2,170	122,865
Patterson-UTI Energy, Inc.	7,640	202,384
Smith International, Inc.	4,430	260,307
Weatherford International Ltd. (a)	6,530	343,282
		1,934,230
Oil, Gas & Consumable Fuels - 2.4%
Ashland, Inc.	2,500	170,750
EOG Resources, Inc.	3,200	159,648
Massey Energy Co.	3,200	129,376
Pioneer Natural Resources Co.	5,970	239,576
Teekay Shipping Corp.	2,540	107,899
Valero Energy Corp.	700	48,034
XTO Energy, Inc.	3,200	99,584
		954,867
TOTAL ENERGY		2,889,097
FINANCIALS - 3.8%
Capital Markets - 2.3%
Ameritrade Holding Corp. (a)	7,880	117,097
E*TRADE Financial Corp. (a)	9,400	116,090
Eaton Vance Corp. (non-vtg.)	6,420	156,391
Federated Investors, Inc. Class B (non-vtg.)	1,980	58,628
Legg Mason, Inc.	3,280	269,550
SEI Investments Co.	2,100	72,996
T. Rowe Price Group, Inc.	1,450	86,507
Waddell & Reed Financial, Inc. Class A	2,900	55,593
		932,852
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	2,100	57,246
Synovus Financial Corp.	3,940	114,536
UnionBanCal Corp.	300	18,831
		190,613
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	$ 14,868
MGIC Investment Corp.	1,800	110,412
New York Community Bancorp, Inc.	5,773	105,184
Radian Group, Inc.	3,300	151,404
The PMI Group, Inc.	300	11,340
		393,208
TOTAL FINANCIALS		1,516,673
HEALTH CARE - 29.2%
Biotechnology - 12.1%
Amylin Pharmaceuticals, Inc. (a)	2,290	36,594
Biogen Idec, Inc. (a)	17,080	667,828
Celgene Corp. (a)	8,340	353,116
Cephalon, Inc. (a)	1,240	52,601
Charles River Laboratories International, Inc. (a)	1,720	82,715
DOV Pharmaceutical, Inc. (a)	7,600	114,760
Genentech, Inc. (a)	27,540	2,182,542
Genzyme Corp. (a)	6,400	399,296
ImClone Systems, Inc. (a)	1,870	61,972
Invitrogen Corp. (a)	1,000	79,330
Medarex, Inc. (a)	17,400	131,892
MedImmune, Inc. (a)	6,210	163,944
Millennium Pharmaceuticals, Inc. (a)	1,980	16,573
ONYX Pharmaceuticals, Inc. (a)	700	17,493
OSI Pharmaceuticals, Inc. (a)	3,840	142,733
Protein Design Labs, Inc. (a)	15,570	297,387
		4,800,776
Health Care Equipment & Supplies - 5.7%
Advanced Medical Optics, Inc. (a)	2,000	77,220
Alcon, Inc.	2,300	235,221
Bausch & Lomb, Inc.	200	15,618
Baxter International, Inc.	5,630	207,747
Beckman Coulter, Inc.	3,600	252,216
Biomet, Inc.	9,530	359,186
C.R. Bard, Inc.	4,460	304,395
Cooper Companies, Inc.	800	52,840
Cytyc Corp. (a)	3,100	72,571
DENTSPLY International, Inc.	1,350	77,018
Edwards Lifesciences Corp. (a)	3,900	178,269
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	3,200	$ 90,560
ResMed, Inc. (a)	2,800	174,916
Stryker Corp.	1,440	70,056
Waters Corp. (a)	2,050	79,643
		2,247,476
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	820	52,947
Andrx Corp. (a)	1,900	37,962
Cerner Corp. (a)	1,100	71,885
Community Health Systems, Inc. (a)	600	21,822
Covance, Inc. (a)	3,500	152,810
Coventry Health Care, Inc. (a)	2,260	157,341
DaVita, Inc. (a)	450	20,727
Health Management Associates, Inc. Class A	12,840	323,825
Henry Schein, Inc. (a)	3,000	120,870
Humana, Inc. (a)	1,400	50,904
Laboratory Corp. of America Holdings (a)	1,400	67,830
Lincare Holdings, Inc. (a)	8,700	382,452
McKesson Corp.	1,300	52,351
Medco Health Solutions, Inc. (a)	3,284	164,200
Omnicare, Inc.	700	26,824
PacifiCare Health Systems, Inc. (a)	600	37,698
Patterson Companies, Inc. (a)	1,800	81,702
Pharmaceutical Product Development, Inc. (a)	2,300	111,274
Quest Diagnostics, Inc.	1,100	115,500
Renal Care Group, Inc. (a)	1,800	83,232
Sunrise Senior Living, Inc. (a)	1,800	93,870
Triad Hospitals, Inc. (a)	670	33,982
UnitedHealth Group, Inc.	4,080	198,206
Universal Health Services, Inc. Class B	400	23,372
WellChoice, Inc. (a)	900	51,390
WellPoint, Inc. (a)	4,500	598,500
		3,133,476
Pharmaceuticals - 3.5%
Barr Pharmaceuticals, Inc. (a)	2,227	113,176
Elan Corp. PLC sponsored ADR (a)(d)	26,720	211,088
IVAX Corp. (a)	2,750	54,038
MGI Pharma, Inc. (a)	9,200	213,440
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
NitroMed, Inc. (a)	6,900	$ 132,066
Sepracor, Inc. (a)	11,050	671,398
		1,395,206
TOTAL HEALTH CARE		11,576,934
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.8%
EADS NV	2,280	67,420
Lockheed Martin Corp.	1,300	84,357
Precision Castparts Corp.	1,800	139,914
Rockwell Collins, Inc.	5,100	251,889
The Boeing Co.	2,600	166,140
		709,720
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	1,000	50,980
Airlines - 0.4%
Southwest Airlines Co.	9,000	130,950
Building Products - 1.1%
American Standard Companies, Inc.	9,540	408,312
Trex Co., Inc. (a)	600	23,130
		431,442
Commercial Services & Supplies - 1.3%
Cintas Corp.	3,198	129,103
Equifax, Inc.	2,330	80,828
Herman Miller, Inc.	1,930	56,182
Pitney Bowes, Inc.	3,450	153,905
Robert Half International, Inc.	4,130	103,002
		523,020
Construction & Engineering - 0.3%
Granite Construction, Inc.	2,200	51,590
Jacobs Engineering Group, Inc. (a)	1,300	68,354
		119,944
Electrical Equipment - 0.2%
AMETEK, Inc.	600	22,938
Rockwell Automation, Inc.	1,300	66,781
		89,719
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.5%
ITT Industries, Inc.	1,960	$ 186,200
SPX Corp.	500	22,205
		208,405
Marine - 0.1%
Alexander & Baldwin, Inc.	500	22,225
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,000	49,420
CSX Corp.	1,000	41,580
Laidlaw International, Inc. (a)	2,400	53,376
Norfolk Southern Corp.	2,900	92,568
Union Pacific Corp.	600	40,176
		277,120
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,624	94,387
MSC Industrial Direct Co., Inc. Class A	600	18,678
		113,065
TOTAL INDUSTRIALS		2,676,590
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 4.3%
AudioCodes Ltd. (a)	8,160	98,491
Corning, Inc. (a)	7,170	112,426
Enterasys Networks, Inc. (a)	328	305
Finisar Corp. (a)	31,300	37,247
Harris Corp.	4,800	137,952
Juniper Networks, Inc. (a)	29,200	748,688
Nokia Corp. sponsored ADR	13,500	227,610
QUALCOMM, Inc.	9,220	343,537
		1,706,256
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	10,500	416,955
Emulex Corp. (a)	21,000	396,900
Hutchinson Technology, Inc. (a)	500	20,685
Maxtor Corp. (a)	3,500	19,215
NCR Corp. (a)	1,000	36,630
QLogic Corp. (a)	600	19,212
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,500	$ 31,830
Western Digital Corp. (a)	4,100	61,541
		1,002,968
Electronic Equipment & Instruments - 0.3%
KEMET Corp. (a)	2,700	18,900
Sanmina-SCI Corp. (a)	3,900	20,007
Symbol Technologies, Inc.	6,970	80,225
		119,132
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	1,000	278,400
Lastminute.com PLC (a)	500	1,506
Marchex, Inc. Class B	3,000	44,760
Yahoo!, Inc. (a)	13,380	497,736
		822,402
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	2,600	124,800
Computer Sciences Corp. (a)	600	27,786
DST Systems, Inc. (a)	1,600	77,376
Fiserv, Inc. (a)	3,270	140,610
Infosys Technologies Ltd. sponsored ADR (d)	5,820	421,019
Iron Mountain, Inc. (a)	1,605	46,064
The BISYS Group, Inc. (a)	2,580	39,345
		877,000
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	4,619	197,139
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	8,200	134,480
Agere Systems, Inc. (a)	2,163	29,417
Altera Corp. (a)	10,300	228,557
Broadcom Corp. Class A (a)	8,500	301,665
Brooks Automation, Inc. (a)	4,300	64,844
Conexant Systems, Inc. (a)	250	358
Cree, Inc. (a)	1,100	33,044
Freescale Semiconductor, Inc. Class B (a)	2,314	46,743
Integrated Circuit Systems, Inc. (a)	5,000	105,950
Integrated Device Technology, Inc. (a)	8,090	98,941
Intel Corp.	4,100	110,413
Intersil Corp. Class A	10,200	191,352
KLA-Tencor Corp.	40	1,816
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	5,880	$ 180,398
Linear Technology Corp.	3,100	116,157
Marvell Technology Group Ltd. (a)	1,100	45,056
Maxim Integrated Products, Inc.	4,800	189,120
Microchip Technology, Inc.	26,270	778,643
National Semiconductor Corp.	8,800	177,056
Novellus Systems, Inc. (a)	4,100	109,265
NVIDIA Corp. (a)	3,879	105,470
Photronics, Inc. (a)	5,416	124,730
PMC-Sierra, Inc. (a)	33,230	291,427
Rambus, Inc. (a)	800	12,264
Silicon Laboratories, Inc. (a)	380	10,537
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	48,696
Xilinx, Inc.	3,900	108,225
		3,644,624
Software - 5.8%
Adobe Systems, Inc.	13,640	450,938
Autodesk, Inc.	5,455	215,909
BEA Systems, Inc. (a)	11,350	95,681
Citrix Systems, Inc. (a)	5,170	130,077
Cognos, Inc. (a)	700	26,295
FileNET Corp. (a)	2,398	66,808
Macromedia, Inc. (a)	2,200	97,284
Macrovision Corp. (a)	700	14,707
Siebel Systems, Inc. (a)	39,408	363,342
Symantec Corp. (a)	18,900	427,329
TIBCO Software, Inc. (a)	1,800	11,412
VERITAS Software Corp. (a)	16,100	400,407
		2,300,189
TOTAL INFORMATION TECHNOLOGY		10,669,710
MATERIALS - 3.2%
Chemicals - 1.6%
Ferro Corp.	1,600	30,784
International Flavors & Fragrances, Inc.	1,200	44,508
Monsanto Co.	3,400	193,800
Potash Corp. of Saskatchewan	2,600	233,548
Praxair, Inc.	3,000	140,610
		643,250
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Florida Rock Industries, Inc.	200	$ 13,090
Vulcan Materials Co.	800	47,944
		61,034
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	4,010	103,097
Pactiv Corp. (a)	2,000	45,700
Sealed Air Corp. (a)	3,770	195,248
		344,045
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,350	118,255
Metal Management, Inc.	2,451	45,025
Nucor Corp.	1,200	63,552
		226,832
TOTAL MATERIALS		1,275,161
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	1,000	27,140
Wireless Telecommunication Services - 1.5%
Alamosa Holdings, Inc. (a)	15,100	186,485
America Movil SA de CV Series L sponsored ADR	6,200	351,416
InPhonic, Inc.	3,500	51,695
NII Holdings, Inc. (a)	500	29,800
		619,396
TOTAL TELECOMMUNICATION SERVICES		646,536
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	10,600	157,834
TOTAL COMMON STOCKS (Cost $33,792,121)		38,835,793
Money Market Funds - 3.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	896,997	$ 896,997
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	529,875	529,875
TOTAL MONEY MARKET FUNDS (Cost $1,426,872)		1,426,872
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $35,218,993)		40,262,665
NET OTHER ASSETS - (1.6)%		(646,137)
NET ASSETS - 100%		$ 39,616,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,252,773 of which $4,311,651 and $6,940,122 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $521,992) (cost $35,218,993) - See accompanying schedule		$ 40,262,665
Cash		24,107
Receivable for investments sold		169,938
Receivable for fund shares sold		29,182
Dividends receivable		21,829
Interest receivable		2,504
Prepaid expenses		97
Receivable from investment adviser for expense reductions		9,886
Other receivables		9,292
Total assets		40,529,500

Liabilities
Payable for investments purchased	$ 234,915
Payable for fund shares redeemed	74,085
Accrued management fee	19,994
Distribution fees payable	21,248
Other affiliated payables	12,186
Other payables and accrued expenses	20,669
Collateral on securities loaned, at value	529,875
Total liabilities		912,972

Net Assets		$ 39,616,528
Net Assets consist of:
Paid in capital		$ 46,598,630
Accumulated net investment loss		(224,728)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,801,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,043,641
Net Assets		$ 39,616,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,747,976 ÷ 778,984 shares)	$ 8.66

Maximum offering price per share (100/94.25 of $8.66)	$ 9.19
Class T: Net Asset Value and redemption price per share ($15,732,337 ÷ 1,838,153 shares)	$ 8.56

Maximum offering price per share (100/96.50 of $8.56)	$ 8.87
Class B: Net Asset Value and offering price per share ($8,993,073 ÷ 1,073,618 shares)A	$ 8.38

Class C: Net Asset Value and offering price per share ($7,672,076 ÷ 914,493 shares)A	$ 8.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($471,066 ÷ 53,595 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 98,591
Interest		14,278
Security lending		8,728
Total income		121,597

Expenses
Management fee	$ 123,386
Transfer agent fees	83,618
Distribution fees	133,471
Accounting and security lending fees	10,061
Independent trustees' compensation	96
Custodian fees and expenses	9,074
Registration fees	26,078
Audit	21,533
Legal	55
Miscellaneous	212
Total expenses before reductions	407,584
Expense reductions	(61,259)	346,325
Net investment income (loss)		(224,728)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(388,294)
Foreign currency transactions	(139)
Total net realized gain (loss)		(388,433)
Change in net unrealized appreciation (depreciation) on: Investment securities	737,817
Assets and liabilities in foreign currencies	(89)
Total change in net unrealized appreciation (depreciation)		737,728
Net gain (loss)		349,295
Net increase (decrease) in net assets resulting from operations		$ 124,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (224,728)	$ (559,618)
Net realized gain (loss)	(388,433)	3,516,046
Change in net unrealized appreciation (depreciation)	737,728	(473,553)
Net increase (decrease) in net assets resulting from operations	124,567	2,482,875
Share transactions - net increase (decrease)	(1,214,218)	4,161,402
Total increase (decrease) in net assets	(1,089,651)	6,644,277

Net Assets
Beginning of period	40,706,179	34,061,902
End of period (including accumulated net investment loss of $224,728 and $0, respectively)	$ 39,616,528	$ 40,706,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.08)	(.01)	- H
Net realized and unrealized gain (loss)	.08	.68	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.05	.59	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.66	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total Return B, C, D	.58%	7.36%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.61% A	1.90%	2.25%	2.05%	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.54%	1.69%	1.75%	1.75% A
Expenses net of all reductions	1.32% A	1.45%	1.47%	1.49%	1.71%	1.75% A
Net investment income (loss)	(.71)% A	(1.03)%	(.89)%	(1.07)%	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,748	$ 6,227	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.08)	(.10)	(.03)	- H
Net realized and unrealized gain (loss)	.08	.68	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.04	.57	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.56	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total Return B, C, D	.47%	7.17%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94% A	2.25%	2.47%	2.16%	2.30%	32.36% A
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.79%	1.92%	2.00%	2.00% A
Expenses net of all reductions	1.57% A	1.71%	1.72%	1.72%	1.96%	2.00% A
Net investment income (loss)	(.96)% A	(1.28)%	(1.14)%	(1.29)%	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,732	$ 15,101	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.11)	(.13)	(.08)	- H
Net realized and unrealized gain (loss)	.08	.66	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.02	.52	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.38	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total Return B, C, D	.24%	6.63%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.36% A	2.67%	2.92%	2.73%	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.43%	2.50%	2.50% A
Expenses net of all reductions	2.07% A	2.21%	2.18%	2.23%	2.46%	2.50% A
Net investment income (loss)	(1.46)% A	(1.78)%	(1.60)%	(1.81)%	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,993	$ 9,593	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.11)	(.13)	(.08)	- H
Net realized and unrealized gain (loss)	.08	.66	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.02	.52	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.39	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total Return B, C, D	.24%	6.62%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.34% A	2.52%	2.77%	2.58%	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.36%	2.50%	2.50% A
Expenses net of all reductions	2.08% A	2.21%	2.18%	2.16%	2.46%	2.50% A
Net investment income (loss)	(1.46)% A	(1.78)%	(1.61)%	(1.74)%	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,672	$ 9,136	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.08	.70	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.06	.63	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.79	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total Return B, C	.69%	7.78%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.35%	1.61%	1.43%	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.12% A	1.25%	1.25%	1.27%	1.50%	1.50% A
Expenses net of all reductions	1.08% A	1.20%	1.18%	1.07%	1.46%	1.50% A
Net investment income (loss)	(.47)% A	(.78)%	(.61)%	(.64)%	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471	$ 648	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,256,187
Unrealized depreciation	(2,394,967)
Net unrealized appreciation (depreciation)	$ 4,861,220
Cost for federal income tax purposes	$ 35,401,445

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,509,025 and $17,628,768, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,876	$ 58
Class T	.25%	.25%	38,083	105
Class B	.75%	.25%	45,976	34,481
Class C	.75%	.25%	41,536	5,179
			$ 133,471	$ 39,823

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,410
Class T	6,413
Class B*	21,256
Class C*	690
$ 33,769

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,554	.40 *
Class T	36,355	.48 *
Class B	18,167	.40 *
Class C	15,563	.37 *
Institutional Class	979	.32 *
	$ 83,618

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,708 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $950 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.30% *	$ 7,738
Class T	1.75% - 1.55%*	24,639
Class B	2.25% - 2.05%*	11,099
Class C	2.25% - 2.05% *	9,138
Institutional Class	1.25% - 1.05% *	486
		$ 53,100

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,159 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	169,148	377,272	$ 1,429,802	$ 3,139,679
Shares redeemed	(113,277)	(175,236)	(965,310)	(1,453,350)
Net increase (decrease)	55,871	202,036	$ 464,492	$ 1,686,329
Class T
Shares sold	400,082	758,262	$ 3,386,064	$ 6,209,847
Shares redeemed	(334,390)	(552,792)	(2,827,111)	(4,525,646)
Net increase (decrease)	65,692	205,470	$ 558,953	$ 1,684,201
Class B
Shares sold	108,476	359,634	$ 896,068	$ 2,916,093
Shares redeemed	(182,588)	(286,300)	(1,504,814)	(2,305,579)
Net increase (decrease)	(74,112)	73,334	$ (608,746)	$ 610,514
Class C
Shares sold	93,504	368,284	$ 773,318	$ 2,975,514
Shares redeemed	(270,284)	(350,351)	(2,227,299)	(2,819,767)
Net increase (decrease)	(176,780)	17,933	$ (1,453,981)	$ 155,747
Institutional Class
Shares sold	5,276	22,481	$ 45,351	$ 187,161
Shares redeemed	(25,992)	(19,658)	(220,287)	(162,550)
Net increase (decrease)	(20,716)	2,823	$ (174,936)	$ 24,611

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0705
1.786773.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,005.80	$ 6.80**
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84**
Class T
Actual	$ 1,000.00	$ 1,004.70	$ 8.05**
HypotheticalA	$ 1,000.00	$ 1,016.90	$ 8.10**
Class B
Actual	$ 1,000.00	$ 1,002.40	$ 10.58**
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,002.40	$ 10.58**
HypotheticalA	$ 1,000.00	$ 1,014.36	$ 10.65**
Institutional Class
Actual	$ 1,000.00	$ 1,006.90	$ 5.60**
HypotheticalA	$ 1,000.00	$ 1,019.35	$ 5.64**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.36%**
Class T	1.61%**
Class B	2.12%**
Class C	2.12%**
Institutional Class	1.12%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.30%
Actual		$ 6.50
HypotheticalA		$ 6.54
Class T	1.55%
Actual		$ 7.75
HypotheticalA		$ 7.80
Class B	2.05%
Actual		$ 10.24
HypotheticalA		$ 10.30
Class C	2.05%
Actual		$ 10.24
HypotheticalA		$ 10.30
Institutional Class	1.05%
Actual		$ 5.25
HypotheticalA		$ 5.29

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	5.5	3.4
Microchip Technology, Inc.	2.0	1.7
Juniper Networks, Inc.	1.9	2.3
Sepracor, Inc.	1.7	1.1
Biogen Idec, Inc.	1.7	3.3
Anthem, Inc.	1.5	0.2
eBay, Inc.	1.4	0.6
Baker Hughes, Inc.	1.4	1.2
Yahoo!, Inc.	1.3	0.9
Adobe Systems, Inc.	1.1	0.9
	19.5
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	29.2	32.3
Information Technology	26.9	26.4
Consumer Discretionary	17.1	15.3
Energy	7.3	5.3
Industrials	6.8	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 98.0%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	6.2%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.1%
Gentex Corp.	1,600	$ 28,608
Diversified Consumer Services - 1.1%
Career Education Corp. (a)	2,300	79,741
Education Management Corp. (a)	1,838	59,643
H&R Block, Inc.	2,690	134,285
Weight Watchers International, Inc. (a)	3,110	151,302
		424,971
Hotels, Restaurants & Leisure - 5.0%
Brinker International, Inc. (a)	3,580	134,680
Carnival Corp. unit	3,100	163,990
Harrah's Entertainment, Inc.	1,260	90,481
Hilton Hotels Corp.	7,100	172,033
Marriott International, Inc. Class A	2,090	141,159
Outback Steakhouse, Inc.	1,900	84,075
Penn National Gaming, Inc. (a)	3,800	123,766
Station Casinos, Inc.	3,700	240,870
Sunterra Corp. (a)	1,500	23,400
The Cheesecake Factory, Inc. (a)	2,620	92,512
Wendy's International, Inc.	2,700	121,851
Wynn Resorts Ltd. (a)	2,900	135,865
Yum! Brands, Inc.	8,780	450,326
		1,975,008
Household Durables - 1.9%
Black & Decker Corp.	1,910	166,781
Fortune Brands, Inc.	4,200	363,300
Harman International Industries, Inc.	2,020	167,377
Mohawk Industries, Inc. (a)	880	73,410
		770,868
Internet & Catalog Retail - 1.4%
eBay, Inc. (a)	14,500	551,145
Leisure Equipment & Products - 0.4%
Brunswick Corp.	2,000	86,080
Polaris Industries, Inc.	1,000	52,470
		138,550
Media - 2.3%
Cablevision Systems Corp. - NY Group Class A (a)	1,400	35,812
E.W. Scripps Co. Class A	4,700	240,170
Getty Images, Inc. (a)	1,780	133,215
Lamar Advertising Co. Class A (a)	1,110	46,420
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	1,582	$ 101,691
Pixar (a)	3,340	176,118
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	200	2,534
Radio One, Inc. Class D (non-vtg.) (a)	1,000	12,600
XM Satellite Radio Holdings, Inc. Class A (a)	4,800	154,128
		902,688
Multiline Retail - 0.7%
Federated Department Stores, Inc.	600	40,470
Nordstrom, Inc.	4,000	244,160
		284,630
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	2,600	149,058
Bed Bath & Beyond, Inc. (a)	3,400	138,210
Chico's FAS, Inc. (a)	9,740	333,205
Foot Locker, Inc.	1,000	26,410
Hot Topic, Inc. (a)	655	14,063
Kirkland's, Inc. (a)	1,200	10,668
PETsMART, Inc.	6,760	214,765
Pier 1 Imports, Inc.	500	8,395
Ross Stores, Inc.	11,680	329,142
Williams-Sonoma, Inc. (a)	2,470	97,145
		1,321,061
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	12,560	364,742
TOTAL CONSUMER DISCRETIONARY		6,762,271
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.8%
CVS Corp.	2,900	159,065
Whole Foods Market, Inc.	1,410	167,762
		326,827
Food Products - 0.9%
Bunge Ltd.	600	37,224
Hershey Co.	3,580	229,872
McCormick & Co., Inc. (non-vtg.)	2,100	71,064
		338,160
TOTAL CONSUMER STAPLES		664,987
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 7.3%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	11,900	$ 549,661
BJ Services Co.	200	10,070
Cooper Cameron Corp. (a)	4,300	254,173
ENSCO International, Inc.	2,510	83,583
Halliburton Co.	900	38,466
Nabors Industries Ltd. (a)	1,260	69,439
Noble Corp.	2,170	122,865
Patterson-UTI Energy, Inc.	7,640	202,384
Smith International, Inc.	4,430	260,307
Weatherford International Ltd. (a)	6,530	343,282
		1,934,230
Oil, Gas & Consumable Fuels - 2.4%
Ashland, Inc.	2,500	170,750
EOG Resources, Inc.	3,200	159,648
Massey Energy Co.	3,200	129,376
Pioneer Natural Resources Co.	5,970	239,576
Teekay Shipping Corp.	2,540	107,899
Valero Energy Corp.	700	48,034
XTO Energy, Inc.	3,200	99,584
		954,867
TOTAL ENERGY		2,889,097
FINANCIALS - 3.8%
Capital Markets - 2.3%
Ameritrade Holding Corp. (a)	7,880	117,097
E*TRADE Financial Corp. (a)	9,400	116,090
Eaton Vance Corp. (non-vtg.)	6,420	156,391
Federated Investors, Inc. Class B (non-vtg.)	1,980	58,628
Legg Mason, Inc.	3,280	269,550
SEI Investments Co.	2,100	72,996
T. Rowe Price Group, Inc.	1,450	86,507
Waddell & Reed Financial, Inc. Class A	2,900	55,593
		932,852
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	2,100	57,246
Synovus Financial Corp.	3,940	114,536
UnionBanCal Corp.	300	18,831
		190,613
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	400	$ 14,868
MGIC Investment Corp.	1,800	110,412
New York Community Bancorp, Inc.	5,773	105,184
Radian Group, Inc.	3,300	151,404
The PMI Group, Inc.	300	11,340
		393,208
TOTAL FINANCIALS		1,516,673
HEALTH CARE - 29.2%
Biotechnology - 12.1%
Amylin Pharmaceuticals, Inc. (a)	2,290	36,594
Biogen Idec, Inc. (a)	17,080	667,828
Celgene Corp. (a)	8,340	353,116
Cephalon, Inc. (a)	1,240	52,601
Charles River Laboratories International, Inc. (a)	1,720	82,715
DOV Pharmaceutical, Inc. (a)	7,600	114,760
Genentech, Inc. (a)	27,540	2,182,542
Genzyme Corp. (a)	6,400	399,296
ImClone Systems, Inc. (a)	1,870	61,972
Invitrogen Corp. (a)	1,000	79,330
Medarex, Inc. (a)	17,400	131,892
MedImmune, Inc. (a)	6,210	163,944
Millennium Pharmaceuticals, Inc. (a)	1,980	16,573
ONYX Pharmaceuticals, Inc. (a)	700	17,493
OSI Pharmaceuticals, Inc. (a)	3,840	142,733
Protein Design Labs, Inc. (a)	15,570	297,387
		4,800,776
Health Care Equipment & Supplies - 5.7%
Advanced Medical Optics, Inc. (a)	2,000	77,220
Alcon, Inc.	2,300	235,221
Bausch & Lomb, Inc.	200	15,618
Baxter International, Inc.	5,630	207,747
Beckman Coulter, Inc.	3,600	252,216
Biomet, Inc.	9,530	359,186
C.R. Bard, Inc.	4,460	304,395
Cooper Companies, Inc.	800	52,840
Cytyc Corp. (a)	3,100	72,571
DENTSPLY International, Inc.	1,350	77,018
Edwards Lifesciences Corp. (a)	3,900	178,269
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	3,200	$ 90,560
ResMed, Inc. (a)	2,800	174,916
Stryker Corp.	1,440	70,056
Waters Corp. (a)	2,050	79,643
		2,247,476
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	820	52,947
Andrx Corp. (a)	1,900	37,962
Cerner Corp. (a)	1,100	71,885
Community Health Systems, Inc. (a)	600	21,822
Covance, Inc. (a)	3,500	152,810
Coventry Health Care, Inc. (a)	2,260	157,341
DaVita, Inc. (a)	450	20,727
Health Management Associates, Inc. Class A	12,840	323,825
Henry Schein, Inc. (a)	3,000	120,870
Humana, Inc. (a)	1,400	50,904
Laboratory Corp. of America Holdings (a)	1,400	67,830
Lincare Holdings, Inc. (a)	8,700	382,452
McKesson Corp.	1,300	52,351
Medco Health Solutions, Inc. (a)	3,284	164,200
Omnicare, Inc.	700	26,824
PacifiCare Health Systems, Inc. (a)	600	37,698
Patterson Companies, Inc. (a)	1,800	81,702
Pharmaceutical Product Development, Inc. (a)	2,300	111,274
Quest Diagnostics, Inc.	1,100	115,500
Renal Care Group, Inc. (a)	1,800	83,232
Sunrise Senior Living, Inc. (a)	1,800	93,870
Triad Hospitals, Inc. (a)	670	33,982
UnitedHealth Group, Inc.	4,080	198,206
Universal Health Services, Inc. Class B	400	23,372
WellChoice, Inc. (a)	900	51,390
WellPoint, Inc. (a)	4,500	598,500
		3,133,476
Pharmaceuticals - 3.5%
Barr Pharmaceuticals, Inc. (a)	2,227	113,176
Elan Corp. PLC sponsored ADR (a)(d)	26,720	211,088
IVAX Corp. (a)	2,750	54,038
MGI Pharma, Inc. (a)	9,200	213,440
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
NitroMed, Inc. (a)	6,900	$ 132,066
Sepracor, Inc. (a)	11,050	671,398
		1,395,206
TOTAL HEALTH CARE		11,576,934
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.8%
EADS NV	2,280	67,420
Lockheed Martin Corp.	1,300	84,357
Precision Castparts Corp.	1,800	139,914
Rockwell Collins, Inc.	5,100	251,889
The Boeing Co.	2,600	166,140
		709,720
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	1,000	50,980
Airlines - 0.4%
Southwest Airlines Co.	9,000	130,950
Building Products - 1.1%
American Standard Companies, Inc.	9,540	408,312
Trex Co., Inc. (a)	600	23,130
		431,442
Commercial Services & Supplies - 1.3%
Cintas Corp.	3,198	129,103
Equifax, Inc.	2,330	80,828
Herman Miller, Inc.	1,930	56,182
Pitney Bowes, Inc.	3,450	153,905
Robert Half International, Inc.	4,130	103,002
		523,020
Construction & Engineering - 0.3%
Granite Construction, Inc.	2,200	51,590
Jacobs Engineering Group, Inc. (a)	1,300	68,354
		119,944
Electrical Equipment - 0.2%
AMETEK, Inc.	600	22,938
Rockwell Automation, Inc.	1,300	66,781
		89,719
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.5%
ITT Industries, Inc.	1,960	$ 186,200
SPX Corp.	500	22,205
		208,405
Marine - 0.1%
Alexander & Baldwin, Inc.	500	22,225
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,000	49,420
CSX Corp.	1,000	41,580
Laidlaw International, Inc. (a)	2,400	53,376
Norfolk Southern Corp.	2,900	92,568
Union Pacific Corp.	600	40,176
		277,120
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,624	94,387
MSC Industrial Direct Co., Inc. Class A	600	18,678
		113,065
TOTAL INDUSTRIALS		2,676,590
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 4.3%
AudioCodes Ltd. (a)	8,160	98,491
Corning, Inc. (a)	7,170	112,426
Enterasys Networks, Inc. (a)	328	305
Finisar Corp. (a)	31,300	37,247
Harris Corp.	4,800	137,952
Juniper Networks, Inc. (a)	29,200	748,688
Nokia Corp. sponsored ADR	13,500	227,610
QUALCOMM, Inc.	9,220	343,537
		1,706,256
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	10,500	416,955
Emulex Corp. (a)	21,000	396,900
Hutchinson Technology, Inc. (a)	500	20,685
Maxtor Corp. (a)	3,500	19,215
NCR Corp. (a)	1,000	36,630
QLogic Corp. (a)	600	19,212
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	1,500	$ 31,830
Western Digital Corp. (a)	4,100	61,541
		1,002,968
Electronic Equipment & Instruments - 0.3%
KEMET Corp. (a)	2,700	18,900
Sanmina-SCI Corp. (a)	3,900	20,007
Symbol Technologies, Inc.	6,970	80,225
		119,132
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	1,000	278,400
Lastminute.com PLC (a)	500	1,506
Marchex, Inc. Class B	3,000	44,760
Yahoo!, Inc. (a)	13,380	497,736
		822,402
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	2,600	124,800
Computer Sciences Corp. (a)	600	27,786
DST Systems, Inc. (a)	1,600	77,376
Fiserv, Inc. (a)	3,270	140,610
Infosys Technologies Ltd. sponsored ADR (d)	5,820	421,019
Iron Mountain, Inc. (a)	1,605	46,064
The BISYS Group, Inc. (a)	2,580	39,345
		877,000
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	4,619	197,139
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	8,200	134,480
Agere Systems, Inc. (a)	2,163	29,417
Altera Corp. (a)	10,300	228,557
Broadcom Corp. Class A (a)	8,500	301,665
Brooks Automation, Inc. (a)	4,300	64,844
Conexant Systems, Inc. (a)	250	358
Cree, Inc. (a)	1,100	33,044
Freescale Semiconductor, Inc. Class B (a)	2,314	46,743
Integrated Circuit Systems, Inc. (a)	5,000	105,950
Integrated Device Technology, Inc. (a)	8,090	98,941
Intel Corp.	4,100	110,413
Intersil Corp. Class A	10,200	191,352
KLA-Tencor Corp.	40	1,816
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	5,880	$ 180,398
Linear Technology Corp.	3,100	116,157
Marvell Technology Group Ltd. (a)	1,100	45,056
Maxim Integrated Products, Inc.	4,800	189,120
Microchip Technology, Inc.	26,270	778,643
National Semiconductor Corp.	8,800	177,056
Novellus Systems, Inc. (a)	4,100	109,265
NVIDIA Corp. (a)	3,879	105,470
Photronics, Inc. (a)	5,416	124,730
PMC-Sierra, Inc. (a)	33,230	291,427
Rambus, Inc. (a)	800	12,264
Silicon Laboratories, Inc. (a)	380	10,537
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	48,696
Xilinx, Inc.	3,900	108,225
		3,644,624
Software - 5.8%
Adobe Systems, Inc.	13,640	450,938
Autodesk, Inc.	5,455	215,909
BEA Systems, Inc. (a)	11,350	95,681
Citrix Systems, Inc. (a)	5,170	130,077
Cognos, Inc. (a)	700	26,295
FileNET Corp. (a)	2,398	66,808
Macromedia, Inc. (a)	2,200	97,284
Macrovision Corp. (a)	700	14,707
Siebel Systems, Inc. (a)	39,408	363,342
Symantec Corp. (a)	18,900	427,329
TIBCO Software, Inc. (a)	1,800	11,412
VERITAS Software Corp. (a)	16,100	400,407
		2,300,189
TOTAL INFORMATION TECHNOLOGY		10,669,710
MATERIALS - 3.2%
Chemicals - 1.6%
Ferro Corp.	1,600	30,784
International Flavors & Fragrances, Inc.	1,200	44,508
Monsanto Co.	3,400	193,800
Potash Corp. of Saskatchewan	2,600	233,548
Praxair, Inc.	3,000	140,610
		643,250
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Florida Rock Industries, Inc.	200	$ 13,090
Vulcan Materials Co.	800	47,944
		61,034
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	4,010	103,097
Pactiv Corp. (a)	2,000	45,700
Sealed Air Corp. (a)	3,770	195,248
		344,045
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,350	118,255
Metal Management, Inc.	2,451	45,025
Nucor Corp.	1,200	63,552
		226,832
TOTAL MATERIALS		1,275,161
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	1,000	27,140
Wireless Telecommunication Services - 1.5%
Alamosa Holdings, Inc. (a)	15,100	186,485
America Movil SA de CV Series L sponsored ADR	6,200	351,416
InPhonic, Inc.	3,500	51,695
NII Holdings, Inc. (a)	500	29,800
		619,396
TOTAL TELECOMMUNICATION SERVICES		646,536
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	10,600	157,834
TOTAL COMMON STOCKS (Cost $33,792,121)		38,835,793
Money Market Funds - 3.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	896,997	$ 896,997
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	529,875	529,875
TOTAL MONEY MARKET FUNDS (Cost $1,426,872)		1,426,872
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $35,218,993)		40,262,665
NET OTHER ASSETS - (1.6)%		(646,137)
NET ASSETS - 100%		$ 39,616,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,252,773 of which $4,311,651 and $6,940,122 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $521,992) (cost $35,218,993) - See accompanying schedule		$ 40,262,665
Cash		24,107
Receivable for investments sold		169,938
Receivable for fund shares sold		29,182
Dividends receivable		21,829
Interest receivable		2,504
Prepaid expenses		97
Receivable from investment adviser for expense reductions		9,886
Other receivables		9,292
Total assets		40,529,500

Liabilities
Payable for investments purchased	$ 234,915
Payable for fund shares redeemed	74,085
Accrued management fee	19,994
Distribution fees payable	21,248
Other affiliated payables	12,186
Other payables and accrued expenses	20,669
Collateral on securities loaned, at value	529,875
Total liabilities		912,972

Net Assets		$ 39,616,528
Net Assets consist of:
Paid in capital		$ 46,598,630
Accumulated net investment loss		(224,728)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,801,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,043,641
Net Assets		$ 39,616,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,747,976 ÷ 778,984 shares)	$ 8.66

Maximum offering price per share (100/94.25 of $8.66)	$ 9.19
Class T: Net Asset Value and redemption price per share ($15,732,337 ÷ 1,838,153 shares)	$ 8.56

Maximum offering price per share (100/96.50 of $8.56)	$ 8.87
Class B: Net Asset Value and offering price per share ($8,993,073 ÷ 1,073,618 shares)A	$ 8.38

Class C: Net Asset Value and offering price per share ($7,672,076 ÷ 914,493 shares)A	$ 8.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($471,066 ÷ 53,595 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 98,591
Interest		14,278
Security lending		8,728
Total income		121,597

Expenses
Management fee	$ 123,386
Transfer agent fees	83,618
Distribution fees	133,471
Accounting and security lending fees	10,061
Independent trustees' compensation	96
Custodian fees and expenses	9,074
Registration fees	26,078
Audit	21,533
Legal	55
Miscellaneous	212
Total expenses before reductions	407,584
Expense reductions	(61,259)	346,325
Net investment income (loss)		(224,728)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(388,294)
Foreign currency transactions	(139)
Total net realized gain (loss)		(388,433)
Change in net unrealized appreciation (depreciation) on: Investment securities	737,817
Assets and liabilities in foreign currencies	(89)
Total change in net unrealized appreciation (depreciation)		737,728
Net gain (loss)		349,295
Net increase (decrease) in net assets resulting from operations		$ 124,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (224,728)	$ (559,618)
Net realized gain (loss)	(388,433)	3,516,046
Change in net unrealized appreciation (depreciation)	737,728	(473,553)
Net increase (decrease) in net assets resulting from operations	124,567	2,482,875
Share transactions - net increase (decrease)	(1,214,218)	4,161,402
Total increase (decrease) in net assets	(1,089,651)	6,644,277

Net Assets
Beginning of period	40,706,179	34,061,902
End of period (including accumulated net investment loss of $224,728 and $0, respectively)	$ 39,616,528	$ 40,706,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.06)	(.08)	(.01)	- H
Net realized and unrealized gain (loss)	.08	.68	1.61	(1.53)	(.95)	(.95)
Total from investment operations	.05	.59	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.66	$ 8.61	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total Return B, C, D	.58%	7.36%	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.61% A	1.90%	2.25%	2.05%	2.06%	31.94% A
Expenses net of voluntary waivers, if any	1.36% A	1.50%	1.54%	1.69%	1.75%	1.75% A
Expenses net of all reductions	1.32% A	1.45%	1.47%	1.49%	1.71%	1.75% A
Net investment income (loss)	(.71)% A	(1.03)%	(.89)%	(1.07)%	(.14)%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,748	$ 6,227	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.11)	(.08)	(.10)	(.03)	- H
Net realized and unrealized gain (loss)	.08	.68	1.60	(1.53)	(.95)	(.95)
Total from investment operations	.04	.57	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.56	$ 8.52	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total Return B, C, D	.47%	7.17%	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94% A	2.25%	2.47%	2.16%	2.30%	32.36% A
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.79%	1.92%	2.00%	2.00% A
Expenses net of all reductions	1.57% A	1.71%	1.72%	1.72%	1.96%	2.00% A
Net investment income (loss)	(.96)% A	(1.28)%	(1.14)%	(1.29)%	(.39)%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,732	$ 15,101	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.11)	(.13)	(.08)	- H
Net realized and unrealized gain (loss)	.08	.66	1.58	(1.52)	(.94)	(.95)
Total from investment operations	.02	.52	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.38	$ 8.36	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total Return B, C, D	.24%	6.63%	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.36% A	2.67%	2.92%	2.73%	2.86%	32.87% A
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.43%	2.50%	2.50% A
Expenses net of all reductions	2.07% A	2.21%	2.18%	2.23%	2.46%	2.50% A
Net investment income (loss)	(1.46)% A	(1.78)%	(1.60)%	(1.81)%	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,993	$ 9,593	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.14)	(.11)	(.13)	(.08)	- H
Net realized and unrealized gain (loss)	.08	.66	1.58	(1.52)	(.93)	(.95)
Total from investment operations	.02	.52	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.39	$ 8.37	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total Return B, C, D	.24%	6.62%	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.34% A	2.52%	2.77%	2.58%	2.79%	32.69% A
Expenses net of voluntary waivers, if any	2.12% A	2.25%	2.25%	2.36%	2.50%	2.50% A
Expenses net of all reductions	2.08% A	2.21%	2.18%	2.16%	2.46%	2.50% A
Net investment income (loss)	(1.46)% A	(1.78)%	(1.61)%	(1.74)%	(.89)%	.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,672	$ 9,136	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07)	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	.08	.70	1.62	(1.54)	(.95)	(.95)
Total from investment operations	.06	.63	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	-	-	(.01)	-
Net asset value, end of period	$ 8.79	$ 8.73	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total Return B, C	.69%	7.78%	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.35%	1.61%	1.43%	1.73%	31.51% A
Expenses net of voluntary waivers, if any	1.12% A	1.25%	1.25%	1.27%	1.50%	1.50% A
Expenses net of all reductions	1.08% A	1.20%	1.18%	1.07%	1.46%	1.50% A
Net investment income (loss)	(.47)% A	(.78)%	(.61)%	(.64)%	.11%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 471	$ 648	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	85% A	94%	158%	473%	481%	139% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,256,187
Unrealized depreciation	(2,394,967)
Net unrealized appreciation (depreciation)	$ 4,861,220
Cost for federal income tax purposes	$ 35,401,445

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,509,025 and $17,628,768, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 7,876	$ 58
Class T	.25%	.25%	38,083	105
Class B	.75%	.25%	45,976	34,481
Class C	.75%	.25%	41,536	5,179
			$ 133,471	$ 39,823

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,410
Class T	6,413
Class B*	21,256
Class C*	690
$ 33,769

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,554	.40 *
Class T	36,355	.48 *
Class B	18,167	.40 *
Class C	15,563	.37 *
Institutional Class	979	.32 *
	$ 83,618

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,708 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $950 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.30% *	$ 7,738
Class T	1.75% - 1.55%*	24,639
Class B	2.25% - 2.05%*	11,099
Class C	2.25% - 2.05% *	9,138
Institutional Class	1.25% - 1.05% *	486
		$ 53,100

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $8,159 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	169,148	377,272	$ 1,429,802	$ 3,139,679
Shares redeemed	(113,277)	(175,236)	(965,310)	(1,453,350)
Net increase (decrease)	55,871	202,036	$ 464,492	$ 1,686,329
Class T
Shares sold	400,082	758,262	$ 3,386,064	$ 6,209,847
Shares redeemed	(334,390)	(552,792)	(2,827,111)	(4,525,646)
Net increase (decrease)	65,692	205,470	$ 558,953	$ 1,684,201
Class B
Shares sold	108,476	359,634	$ 896,068	$ 2,916,093
Shares redeemed	(182,588)	(286,300)	(1,504,814)	(2,305,579)
Net increase (decrease)	(74,112)	73,334	$ (608,746)	$ 610,514
Class C
Shares sold	93,504	368,284	$ 773,318	$ 2,975,514
Shares redeemed	(270,284)	(350,351)	(2,227,299)	(2,819,767)
Net increase (decrease)	(176,780)	17,933	$ (1,453,981)	$ 155,747
Institutional Class
Shares sold	5,276	22,481	$ 45,351	$ 187,161
Shares redeemed	(25,992)	(19,658)	(220,287)	(162,550)
Net increase (decrease)	(20,716)	2,823	$ (174,936)	$ 24,611

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0705
1.786774.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005